MFS(R) Union Standard Equity Fund

                      Supplement to the Current Prospectus

Effective October 1, 2005, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager

Information regarding the portfolio manager of the fund is set forth below.

Portfolio Manager      Primary Role        Since    Title and Five Year History
Jonathan W. Sage     Portfolio Manager    October   Vice President of MFS;
                                            2005    employed in the investment
                                                    management area of MFS since
                                                    2000.


               The date of this Supplement is September 1, 2005.